SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 2 (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Shares Excluded From Potential Dilutive Shares	949,351	641,751	1,134,456
Out Of The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	40,000
In The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	1,934
Restricted Stock Units
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,087	0	7,673